Shareholders' Equity - Fair Value Assumptions of Stock Options Granted to Employees (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.70%	54.20%
Risk-free interest rate	2.25%	2.72%
Dividend yield	0.00%	0.00%
Average expected life	4 years 9 months 7 days	5 years 3 months 21 days